UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22835

TCG Financial Series Trust X
(Exact name of registrant as specified in charter)

c/o Catalyst Capital Advisors, LLC
36 New York Avenue, Floor 2, Huntington, NY 11743
(Address of Principal Executive Offices) (Zip Code)

c/o Catalyst Capital Advisors, LLC
36 New York Avenue, Floor 2, Huntington, NY 11743
(Name and Address of Agent for Service)

Copies to:
Andrew J. Davalla, Esq.
Thompson Hine LLP
41 S. High Street
Columbus, OH 43215
(614) 469-3200

Registrant's Telephone Number, including Area Code: (440) 922-0066

Date of fiscal year end: June 30

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please

direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL REPORT

TCG Ultra
Money Market Fund

Institutional Class (GUIXX)

June 30, 2017

Dear Shareholders:

We are pleased to offer you this annual report for TCG Ultra Money Market Fund for the 12-month period that ended June 30th, 2017. The period was marked by several important milestones:

- Total assets of the fund have decreased from $30.4 million to $26.1 million with a 7-day effective and current yield of 0.98% and a one year total return of 0.56% as of June 30th, 2017.

Q2 2017 (03/31/17-06/30/17)	**Fiscal Year** (06/30/16-06/30/17)	**Annualized Since Inception** (07/3/14-06/30/17)
0.20%	0.56%	0.38%

- The amendments to Rule 2a-7, which governs money market funds, were fully implemented in October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. Money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions, (gate), if a fund's weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund's shareholders.

- The Fund is classified as an Institutional prime money market fund and will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

- While there will be operational changes ahead, we do not anticipate broad changes to the way we manage the investments of our money market funds at this time in order to meet the new rules because we have always emphasized investments in US government securities and FDIC-insured bank deposits which places our funds in a the very unique position of being the "Functional Equivalent" of a US Government Fund in terms of the credit quality of our portfolio.

- The Fed continued its normalizing monetary policy. The Fed raised the target federal funds rate three times in the last year and is targeting a range between 1.00% and 1.25%, stating that the labor market has continued to strengthen and that economic activity has

been rising moderately so far this year. Job gains have been moderated but have been solid and the unemployment rate has declined. The stance of monetary policy remains accommodative, thereby supporting some further strengthening in labor market conditions and a sustained return to 2 percent inflation.

James Szilagyi
Portfolio Manager

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal values may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call Mutual Shareholder Services at 800-494-2755.

Investing in the Fund carries certain risks. Fixed income risks include interest rate and credit risk. Changes in short-term interest rates will cause changes to the fund's yield. In addition, a low interest rate environment may prevent the fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share. Credit risk is the risk that the issuer of a security, or the counterparty to a repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The TCG Ultra Money Market Fund is distributed by Arbor Court Capital, LLC, member FINRA.

TCG ULTRA MONEY MARKET FUND
PORTFOLIO ILLUSTRATION
JUNE 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund's investments by investment type as a percentage of net assets.


Money Market Fund, 8.08%
Liabilities in Excess of Other Assets, Net, (0.03)%
Bank Deposits, 91.95%

Please refer to the Schedule of Investments for a detailed analysis of the Fund's holdings.

TCG Ultra Money Market Fund
Schedule of Investments
June 30, 2017

Security Description	Location of Investment	Coupon/ Yield	Maturity/ Demand Date	Principal Amount or Shares	Value
BANK DEPOSITS - 91.95%					
Amalgamated Bank *	New York	1.49%	7/7/2017	$ 245,276	$ 245,276
American Plus Bank, N.A. *	California	1.15%	7/7/2017	249,403	249,403
Atlantic Coast Bank *	Florida	1.50%	7/7/2017	100,834	100,834
Banco do Brasil Americas * (a)	Florida	1.25%	7/7/2017	250,646	250,646
Banesco USA * (a)	Florida	1.00%	7/7/2017	250,004	250,004
Bank of Internet *	California	0.80%	7/7/2017	247,434	247,434
Bank of Marin *	California	1.49%	7/7/2017	245,276	245,276
Bank of Santa Clarita *	California	1.35%	7/7/2017	248,369	248,369
Bank of the Ozarks *	Arkansas	0.75%	7/7/2017	246,750	246,750
Bank of Wisconsin Dells *	Wisconsin	1.49%	7/7/2017	245,276	245,276
Bank of the Cascades *	Oregon	1.50%	7/7/2017	249,500	249,500
Bank SNB *	Oklahoma	1.65%	7/7/2017	245,309	245,309
BankUnited *	Florida	1.00%	7/7/2017	248,362	248,362
Beneficial State Bank *	California	0.80%	7/7/2017	248,563	248,563
Blackhawk Bank *	Wisconsin	1.05%	7/7/2017	248,034	248,034
BOKF, National Association *	Oklahoma	1.40%	7/7/2017	245,259	245,259
Central Bank Illinois *	Illinois	1.50%	7/7/2017	249,500	249,500
Central Bank of the Ozarks *	Missouri	1.35%	7/7/2017	245,238	245,238
Charter Bank *	Wisconsin	1.65%	7/7/2017	245,309	245,309
Chemical Bank *	Michigan	1.50%	7/7/2017	249,500	249,500
Citibank, N.A. *	South Dakota	1.50%	7/7/2017	249,500	249,500
Colony Bank *	Georgia	1.35%	7/7/2017	245,238	245,238
Columbia Bank *	Washington	1.50%	7/7/2017	249,500	249,500
Comenity Bank *	Delaware	1.50%	7/7/2017	249,500	249,500
Comenity Capital Bank *	Utah	1.50%	7/7/2017	249,500	249,500
Community Bank, Coast *	Mississippi	1.65%	7/7/2017	245,309	245,309
Community Development Bank, FSB *	Minnesota	1.35%	7/7/2017	245,219	245,219
Coulee Bank *	Wisconsin	1.49%	7/7/2017	30	30
Coulee Bank *	Wisconsin	1.40%	7/7/2017	245,231	245,231
East Boston Savings Bank *	Massachusetts	1.50%	7/7/2017	249,500	249,500
Embassy National Bank *	Georgia	0.90%	7/7/2017	248,529	248,529
Encore Bank *	Florida	0.75%	7/7/2017	47,046	47,046
Enterprise Bank and Trust Company *	Massachusetts	1.50%	7/7/2017	249,500	249,500
EverBank *	Florida	1.35%	7/7/2017	248,322	248,322
F&M Trust Co of Chambersburg *	Pennsylvania	1.49%	7/7/2017	68,192	68,192
F&M Trust Co of Chambersburg *	Pennsylvania	1.40%	7/7/2017	177,071	177,071
Farmers State Bank Dodge *	Nebraska	1.40%	7/7/2017	247,538	247,538
Fidelity Bank *	Kansas	1.65%	7/7/2017	245,309	245,309
FineMark National Bank & Trust *	Florida	1.65%	7/7/2017	245,309	245,309
First Arkansas Bank and Trust *	Arkansas	1.40%	7/7/2017	245,216	245,216
FirstBank Florida *	Florida	0.80%	7/7/2017	248,199	248,199
First Citrus Bank *	Florida	0.80%	7/7/2017	47,559	47,559
First City Bank of Commerce *	Florida	0.95%	7/7/2017	248,362	248,362
First Foundation Bank *	California	0.80%	7/7/2017	247,892	247,892
First Internet Bank of Indiana *	Indiana	0.90%	7/7/2017	247,836	247,836
First Security Bank *	Arkansas	1.49%	7/7/2017	7	7
First Security Bank *	Arkansas	1.40%	7/7/2017	54	54
First State Bank *	Illinois	1.49%	7/7/2017	245,276	245,276
First Tennessee Bank, N.A. *	Tennessee	1.65%	7/7/2017	245,309	245,309
First Business Bank *	Wisconsin	1.50%	7/7/2017	249,500	249,500
Floridian Community Bank *	Florida	1.25%	7/7/2017	248,184	248,184
Freedom Bank *	Florida	0.90%	7/7/2017	246,973	246,973
Frontier Bank *	Nebraska	1.65%	7/7/2017	245,309	245,309
Glacier Bank *	Montana	1.65%	7/7/2017	245,309	245,309

TCG Ultra Money Market Fund
Schedule of Investments
June 30, 2017

Security Description	Location of Investment	Coupon/ Yield	Maturity/ Demand Date	Principal Amount or Shares	Value
BANK DEPOSITS - 91.95%					
Gorham Savings Bank *	Maine	1.50%	7/7/2017	249,500	249,500
Great Plains National Bank *	Oklahoma	1.49%	7/7/2017	245,276	245,276
HarborOne Bank *	Massachusetts	1.65%	7/7/2017	245,202	245,202
HarborOne Bank *	Massachusetts	1.40%	7/7/2017	2	2
Independence Bank *	Montana	1.30%	7/7/2017	247,241	247,241
International Finance Bank *	Florida	0.70%	7/7/2017	248,101	248,101
Kennebec Federal Savings *	Maine	1.15%	7/7/2017	247,263	247,263
Lakeland Bank *	New Jersey	1.49%	7/7/2017	245,276	245,276
LegacyTexas Bank *	Texas	1.65%	7/7/2017	245,309	245,309
Legends Bank *	Tennessee	1.40%	7/7/2017	245,259	245,259
Luther Burbank Savings Bank *	California	0.80%	7/7/2017	100,313	100,313
Malvern Federal Savings Bank *	Pennsylvania	1.65%	7/7/2017	86,378	86,378
Mercantil Commerce Bank *	Florida	0.85%	7/7/2017	246,099	246,099
Merchants Bank of Indiana *	Indiana	1.65%	7/7/2017	245,309	245,309
MetaBank *	Iowa	1.65%	7/7/2017	269	269
Metropolitan Bank NY *	New York	1.50%	7/7/2017	248,268	248,268
MidFirst Bank *	Oklahoma	1.65%	7/7/2017	245,309	245,309
Native American Bank *	Colorado	0.75%	7/7/2017	47,213	47,213
NebraskaLand National Bank *	Nebraska	1.40%	7/7/2017	245,259	245,259
NexBank, SSB *	Texas	1.46%	7/7/2017	248,167	248,167
Nicolet National Bank *	Wisconsin	1.50%	7/7/2017	249,500	249,500
Northern California National Bank *	California	1.49%	7/7/2017	11,595	11,595
Northern California National Bank *	California	1.65%	7/7/2017	158,662	158,662
Northern California National Bank *	California	1.40%	7/7/2017	74,881	74,881
Northstar Bank *	Iowa	1.10%	7/7/2017	246,707	246,707
Oakstar Bank *	Missouri	1.65%	7/7/2017	245,309	245,309
Oklahoma State Bank *	Oklahoma	1.50%	7/7/2017	247,872	247,872
Pacific Continental Bank *	Oregon	1.40%	7/7/2017	245,259	245,259
Pacific Mercantile Bank *	California	1.50%	7/7/2017	249,500	249,500
Pacific National Bank *	Florida	1.10%	7/7/2017	249,466	249,466
Passumpsic Savings Bank *	Vermont	1.65%	7/7/2017	245,309	245,309
Pathfinder Bank *	New York	1.65%	7/7/2017	245,309	245,309
Peapack Gladstone Bank *	New Jersey	1.00%	7/7/2017	246,640	246,640
Professional Bank *	Florida	1.20%	7/7/2017	249,044	249,044
Puget Sound Bank *	Washington	1.40%	7/7/2017	245,259	245,259
Quad City Bank and Trust Company *	Iowa	1.49%	7/7/2017	245,276	245,276
Quantum National Bank *	Georgia	1.15%	7/7/2017	247,535	247,535
Randolph Savings Bank *	Massachusetts	0.85%	7/7/2017	248,699	248,699
Reliant Bank *	Tennessee	1.65%	7/7/2017	245,309	245,309
Renasant Bank *	Mississippi	1.50%	7/7/2017	249,500	249,500
River Cities Bank *	Wisconsin	1.25%	7/7/2017	247,773	247,773
RiverBend Bank *	Texas	1.10%	7/7/2017	247,881	247,881
Simmons Bank *	Arkansas	1.65%	7/7/2017	107	107
SouthEast Bank *	Tennessee	1.40%	7/7/2017	245,259	245,259
Sterling National Bank * (a)	New York	1.50%	7/7/2017	59,700	59,700
Sterling National Bank * (a)	New York	1.65%	7/7/2017	245,309	245,309

TCG Ultra Money Market Fund

Schedule of Investments

June 30, 2017

Security Description	Location of Investment	Coupon/ Yield	Maturity/ Demand Date	Principal Amount or Shares	Value
BANK DEPOSITS - 91.95%					
Stonegate Bank *	Florida	1.65%	7/7/2017	249,146	249,146
Stonegate Bank *	Florida	1.65%	7/7/2017	45	45
TD Bank, N.A. *	Delaware	0.10%	7/7/2017	10,027	10,027
The Bank of Delmarva *	Delaware	0.15%	7/7/2017	11,037	11,037
The Bank of Tioga *	North Dakota	1.65%	7/7/2017	245,309	245,309
The Bryn Mawr Trust Company *	Pennsylvania	1.40%	7/7/2017	245,259	245,259
The Citizens National Bank of Bluffton *	Ohio	1.49%	7/7/2017	245,276	245,276
The First National Bank of Syracuse *	Kansas	1.35%	7/7/2017	9,167	9,167
The First National Bank of Syracuse *	Kansas	1.49%	7/7/2017	236,094	236,094
Total Bank *	Florida	1.50%	7/7/2017	247,723	247,723
Tristate Capital Bank *	Pennsylvania	1.65%	7/7/2017	179,572	179,572
Tristate Capital Bank *	Pennsylvania	1.40%	7/7/2017	65,723	65,723
Two Rivers Bank & Trust *	Iowa	1.65%	7/7/2017	245,309	245,309
VIST Bank *	Pennsylvania	1.49%	7/7/2017	245,276	245,276
Washington Financial Bank *	Pennsylvania	1.50%	7/7/2017	249,500	249,500
Waterford Bank, N.A. *	Ohio	1.65%	7/7/2017	245,309	245,309
TOTAL FOR BANK DEPOSITS (Cost $23,973,615) - 91.95%					$ 23,973,615
MONEY MARKET FUND - 8.08%					
Fidelity Institutional Money Market Fund - Institutional Class **		0.87%	7/3/2017	$ 2,106,964	$ 2,106,964
TOTAL FOR MONEY MARKET FUND (Cost $2,106,964) - 8.08%					$ 2,106,964
TOTAL INVESTMENTS (Cost $26,080,579) - 100.03%					$ 26,080,579
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.03)%					(9,132)
NET ASSETS - 100.00%					$ 26,071,447

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

** Rate shown is subject to change and resets daily.

(a) Deposits at this bank exceed federally insured limits of $250,000.

TCG Ultra Money Market Fund
Statement of Assets and Liabilities
June 30, 2017

Assets:	
Investments in Securities, at Value (Cost $26,080,579)	$ 26,080,579
Cash	9
Receivables:	
Interest	1,769
Prepaid Expenses	1,304
Total Assets	26,083,661
Liabilities:	
Payables:	
Due to Advisor	3,933
Transfer Agent Fees	1,000
Compliance Fees	120
Trustee Fees	411
Accrued Expenses	6,750
Total Liabilities	12,214
Net Assets	$ 26,071,447
Net Assets Consist of:	
Paid In Capital	$ 26,071,447
Net Assets	$ 26,071,447
Institutional Class Shares:	
Net Assets	$ 26,071,447
Shares Outstanding (Unlimited number of shares authorized without par value)	26,071,447
Net Asset Value	$ 1.00

The accompanying notes are an integral part of these financial statements.

TCG Ultra Money Market Fund

Statement of Operations

For the year ended June 30, 2017

Investment Income:	
Interest Income	$ 250,550
Total Investment Income	250,550
Expenses:	
Advisory Fees	146,645
Transfer Agent	12,070
Trustee Fees	2,000
Legal	5,312
Audit Fees	5,077
Custody	4,606
Insurance Fees	1,134
Compliance Fees	1,327
NASDAQ Fees	605
Registration Fees	1,090
Printing and Mailing Fees	56
Miscellaneous	3,121
Total Expenses	183,043
Fees Waived and Reimbursed by the Advisor	(95,056)
Net Expenses	87,987
Net Investment Income	$ 162,563
Realized and Unrealized Gain (Loss) on Investments:	
Net Realized Gain on Investments	-
Net Change in Unrealized Depreciation on Investments	940
Net Realized and Unrealized Gain on Investments	940
Net Increase in Net Assets Resulting from Operations	$ 163,503

The accompanying notes are an integral part of these financial statements.

TCG Ultra Money Market Fund
Statements of Changes in Net Assets

	Year Ended 6/30/2017	Year Ended 6/30/2016
Increase in Net Assets From Operations:		
Net Investment Income	$ 162,563	$ 55,157
Net Realized Gain on Investments	-	-
Change in Unrealized Appreciation (Depreciation) on Investments	940	(940)
Net Increase in Net Assets Resulting from Operations	163,503	54,217
Distributions to Shareholders:		
Net Investment Income	(162,563)	(55,326)
Total Dividends and Distributions Paid to Shareholders	(162,563)	(55,326)
Capital Share Transactions	(4,382,842)	29,953,301
Total Increase (Decrease) in Net Assets	(4,381,902)	29,952,192
Net Assets:		
Beginning of Year	30,453,349	501,157
End of Year (including accumulated undistributed net investment income of $0 and $0, respectively)	$ 26,071,447	$ 30,453,349

The accompanying notes are an integral part of these financial statements.

TCG Ultra Money Market Fund
Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the periods presented.

	Year Ended 6/30/2017	Year Ended 6/30/2016	Period Ended (a) 6/30/2015
Net Asset Value, at Beginning of Period	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:			
Net Investment Income *	0.01	0.00 (d)	0.00 (d)
Net Realized and Unrealized Gain (Loss) on Investments	0.00	0.00	0.00
Total from Investment Operations	0.01	0.00	0.00
Distributions:			
Net Investment Income	(0.01)	0.00 (d)	0.00 (d)
Total from Distributions	(0.01)	0.00	0.00
Net Asset Value, at End of Period	$ 1.00	$ 1.00	$ 1.00
Total Return **	0.56%	0.32%	0.20% (c)
Ratios/Supplemental Data:			
Net Assets at End of Period (Thousands)	$ 26,071	$ 30,453	$ 501
Before Waivers			
Ratio of Expenses to Average Net Assets	0.62%	0.64%	3.23% (b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.23%	0.01%	(2.69)% (b)
After Waivers			
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.25% (b)
Ratio of Net Investment Income to Average Net Assets	0.55%	0.35%	0.29% (b)
Portfolio Turnover	0.00%	0.00%	0.00% (c)

(a) The Fund commenced investment operations on July 3, 2014.

(b) Annualized

(c) Not Annualized

(d) Amount is less than $0.005

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

TCG Ultra Money Market Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2017

1. ORGANIZATION

The TCG Financial Series Trust X ("Trust"), an Ohio business trust, is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on April 9, 2013. The Trust may issue an unlimited number of shares of beneficial interest of separate series without par value. The TCG Ultra Money Market Fund (formerly TCG U.S. Government Ultra Money Market Fund) (the "Fund") is a separate diversified series of the Trust. The Fund's name was changed on October 28, 2015 removing the reference to "U.S. Government." There are currently no other series (or funds) in the Trust; however, additional series may be created by the Board of Trustees of the Trust ("Board" or "Trustees") from time to time. Currently, the only class active is the Institutional Class shares.

The investment objective of the Fund is to achieve preservation of capital, current income, liquidity and stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Investments: The Fund seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Deposits held in the Fund's portfolio include deposits in a checking account, money order, negotiable order of withdrawal account, savings account, money market deposit account, and time deposit such as a certificate of deposit. These deposits will be limited to accounts with Federal Deposit Insurance Corporation ("FDIC") insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind. Further, each of the Fund's deposits will not exceed the FDIC's Standard Maximum Deposit Insurance Amount ("SMDIA") which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit. To the extent the Fund's deposits with a particular bank exceed the federally insured limit; any amount of the Fund's deposit over the federally insured limit will not be covered by FDIC insurance. The Fund may, during the normal course of business, utilize certain Insured Cash Sweep Service Programs ("ICS Programs") in making deposits. An ICS Program allocates the Fund's deposits among several banks so that the Fund's deposit at any one bank does not exceed the federally insured limit. Depending on the banks used in each ICS Program's allocation, it may be possible that the Fund's deposits at a particular bank exceed the federally insured limit as a result of the combination of the deposits made by different ICS Programs at that bank. In such a case, the Advisor will periodically adjust the Fund's deposits so that each of its deposits will not exceed the federally insured limit. As of June 30, 2017, certain Fund deposits exceeded federally insured limits and are identified on the Schedule of Investments.

The Fund's Advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund's dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life to maturity of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund's advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

Federal Income Taxes: The Fund's policy is to comply with the requirements of Subchapter M, of the Internal Revenue Code, that are applicable to regulated investment companies and to distribute substantially all its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, accounting principles generally accepted in the United States of America ("GAAP") requires management of the Fund to analyze all open tax years, fiscal years, as defined by Internal Revenue Service statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. Management has analyzed the Fund's tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2015 - 2017) or expected to be taken in the Fund's 2017 tax returns. For the year ended June 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Dividends from net investment income will be declared daily and paid monthly, if any. Net realized capital gains, if any, will be distributed annually. Distributions will be recorded on ex-dividend date.

Other: The Fund records security transactions on the trade date. Realized gains and losses are computed using the specific cost of the security. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities.

Net Asset Value Risk: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund's affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the advisor the responsibility for determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

- *Level 1.* Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

- *Level 2.* Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

- *Level 3.* Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Fair Value Measurements
A description of the valuation techniques applied to the Fund's major categories of assets measured at fair value on a recurring basis follows.

Bank Deposit Accounts. Money market deposit accounts are valued at their cash liquidation value and are categorized as Level 1.

Money Market Funds. Money market funds are valued at their net asset value of $1.00 per share, and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund's assets measured at fair value as of June 30, 2017:

	Financial Instruments – Assets			
Categories	***Level 1***	***Level 2***	***Level 3***	***Fair Value***
Bank Deposits	$ 23,973,615	$ -	$ -	$ 23,973,615
Money Market Funds	2,106,964	-	-	2,106,964
	$ 26,080,579	$ -	$ -	$ 26,080,579

For the year ended June 30, 2017, the Fund did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 securities is provided. Also, there were no transfers between any levels during the period. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

4. MANAGEMENT AND SERVICES AGREEMENT

Effective September 3, 2015, Catalyst Capital Advisors, LLC (“Catalyst” or the “Advisor”) has been retained by the Trust under an investment management agreement (the "Management Agreement") to act as the Fund’s investment advisor, subject to the authority of the Board. The Management Agreement provides that the Advisor will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives, policies and restrictions of the Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses. Prior to September 3, 2015, TCG Financial Services, LLC (“TCG”) was the Fund’s investment advisor.

It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolio of the Fund. The Fund pays the Advisor a fee, computed daily and payable monthly, at the annual rate of 0.50% of the Fund’s average daily net assets. For the period August 25, 2014 through September 2, 2015 the investment management fee was 0.60% of the Fund’s average daily net assets and paid to TCG. Effective September 3, 2015, the Board approved a change of the management fee, decreasing it to 0.50% of the average daily net assets of the Fund and paid to Catalyst.

The Advisor has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding brokerage; taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; expenses incurred pursuant to the Fund’s shareholder servicing plan; extraordinary expenses; non-routine expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any)). For the period August 25, 2014 through September 2, 2015 the expense limitation was a percentage of daily net assets of 0.25% (Institutional Shares), 0.30% (Service Shares), 0.35% (Investor A Shares), 0.40% (Investor B Shares), 0.45% (Investor C Shares) of the Fund’s average daily net assets. Effective September 3, 2015 the expense limitation is a percentage of daily net assets of 0.30% for all share classes until October 31, 2017 (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) of the Fund’s average daily net assets. While the Fund considers “non-routine expenses” to include, but not be limited to, any reimbursement payments made by the Fund to the investment advisor of fund fees and expenses that were previously voluntarily waived or reimbursed by the investment advisor in order to maintain a positive net yield for the fund (the “voluntary yield waiver”), the Advisor has agreed that such expenses are subject to the foregoing contractual expense limitation agreement. The Fund may have to repay some of these waivers and/or reimbursements to the Advisor in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated by a majority of the non-interested Trustees upon sixty (60) days’ written notice to the Advisor and will terminate automatically upon the termination of the Management Agreement. The Advisor may not terminate this agreement without the consent of the Board of the Trust, which consent will not be unreasonably withheld.

For the year ended June 30, 2017, Catalyst earned $146,645 pursuant to the management agreement. For the year ended June 30, 2017, Catalyst waived advisory fees of $95,056 pursuant to the expense limitation agreement. At June 30, 2017, the Fund owed the Advisor $3,933 in advisory fees.

At June 30, 2017, the amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2016	June 30, 2019	$51,976
June 30, 2017	June 30, 2020	$95,056

A Trustee of the Trust was also an officer of TCG.

5. RELATED PARTY

Mutual Shareholder Services, LLC ("MSS" or "Transfer Agent" or "Fund Accounting Agent" or "Administrator"), provides the Fund with transfer agent, accounting, compliance and administrative services. Bob Anastasi is an officer of the Trust, Treasurer, and is also the vice president of MSS. Please refer to the Prospectus and Statement of Additional Information for more information.

Fredrick Schmidt is a Director at MFund Services, LLC, and serves as Chief Compliance Officer ("CCO") for the Trust. Please refer to the Prospectus and Statement of Additional Information for more information.

6. DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 Plan (the "Plan") that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. At June 30, 2017, the Plan has not been activated, currently.

.

7. CAPITAL SHARE TRANSACTIONS

The Board is authorized to issue an unlimited number of shares. There is no par-value on the capital stock. As of June 30, 2017, paid-in-capital totaled $26,071,447.

The following is a summary of capital share activity for the year ended June 30, 2017, and the year ended June 30, 2016:

	Year Ended June 30, 2017		Year Ended June 30, 2016	
	Shares	Amount	Shares	Amount
Shares Sold	200,000	$ 200,000	30,800,000	$ 30,800,000
Shares issued in reinvestment of distributions	162,563	162,563	55,326	55,326
Shares redeemed	(4,745,405)	(4,745,405)	(902,025)	(902,025)
Net Increase (Decrease)	(4,382,842)	$ (4,382,842)	29,953,301	$ 29,953,301

8. INVESTMENT TRANSACTIONS

For the year ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $0 and $0, respectively.

9. TAX MATTERS

For the year ended June 30, 2017, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments	$ 26,080,579
Gross tax appreciation of investments	$ -
Gross tax depreciation of investments	$ (-)
Net tax depreciation of investments	$ (-)

The Fund declares daily and pays monthly, if any, income distributions.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund's tax basis capital

gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2017 the Fund's most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ -
Depreciation on Investments	$ (-)
Total distributable earnings	$ (-)

During the year ended June 30, 2017, distributions of $0.0056 per share, or $162,563 in aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the year ended June 30, 2017 was $162,563 of ordinary income.

During the year ended June 30, 2016, distributions of $0.0032 per share, or $55,326 in aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the year ended June 30, 2016 was $55,326 of ordinary income.

10. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, Carey and Company, for the benefit of its customers, owned, in aggregate, approximately 100% of the voting securities of the Fund, and may be deemed to control the Fund.

11. SUBSEQUENT EVENTS

On July 31, 2017, the Fund paid shareholders, a net investment income distribution of $17,146, equivalent to $0.0009 per share. Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosures in the financial statements.

12. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund's maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

13. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of the TCG Ultra Money Market Fund,
a Series of the TCG Financial Series Trust X

We have audited the accompanying statement of assets and liabilities of the TCG Ultra Money Market Fund (the "Fund"), a series of the TCG Financial Series Trust X, including the schedule of investments, as of June 30, 2017 and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the financial highlights for the period July 3, 2014 (commencement of investment operations) through June 30, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of cash and securities owned as of June 30, 2017, by correspondence with the custodian and underlying banks. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TCG Ultra Money Market Fund, a series of the TCG Financial Series Trust X, as of June 30, 2017, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
August 25, 2017

Sanville & Company

TCG Ultra Money Market Fund

Expense Illustration

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of the TCG Ultra Money Market Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCG Ultra Money Market Fund - Institutional

	Beginning Account Value January 1, 2017	**Ending Account Value** June 30, 2017	**Expenses Paid During the Period*** January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,003.53	$1.49
Hypothetical			
(5% Annual Return before expenses)	$1,000.00	$1,023.31	$1.51

* Expenses are equal to the Fund's annualized expense ratio of .30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address, Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years
Stephen Lachenauer 36 North New York Avenue Huntington, NY 11743 Age: 49	Trustee	Since 2015	Attorney, private practice	22	Chair of the Audit Committee and Trustee, Mutual Fund and Variable Insurance Trust (January 2016 – present); Chair of the Audit Committee and Trustee, Strategy Shares (January 2016 – present)
Donald McIntosh 36 North New York Avenue Huntington, NY 11743 Age: 48	Trustee	Since 2015	Credit risk review analyst, Santander Holdings USA (May 2015 – present); Governance analyst, Santander Bank (2011 – April 2015).	22	Trustee, Mutual Fund and Variable Insurance Trust (January 2016 – present); Trustee, Strategy Shares (January 2016 – present)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940 as amended, and each officer of the Trust.

Interested Trustee and Officers

Name, Address, Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years
Jorge H. Coloma ** 110 Merrick Way, Suite 2A Coral Gables, Florida 33134 Age: 73	Trustee, and President	Since Inception	Managing director of TCG Financial Services, LLC, 2010 to present; Managing director of Insured Deposits Conduit, LLC, 2003 to 2008.	10	None.
Jennifer Bailey 36 North New York Avenue Huntington, NY 11743 Age: 49	Secretary	Since 2016	Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010. .	N/A	N/A
Umberto Anastasi c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Age: 43	Treasurer	Since 2015	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.	N/A	N/A
James Szilagyi 36 North New York Avenue Huntington, NY 11743 Age: 54	Assistant Treasurer	Since 2016	Product Manager, Catalyst Capital Advisors LLC, 9/2015 to present; Senior Business Consultant, Fidelity Information Services, 2011 to 9/2015.	N/A	N/A
Frederick J. Schmidt 36 North New York Avenue Huntington, NY 11743 Age: 58	Chief Compliance Officer	Since September 2015	Director, MFund Services LLC since 5/2015; Director & Chief Compliance Officer, Citi Fund Services, 2010-2015; Senior Vice President & Chief Compliance Officer, Citi Fund Services, 2004-2010.	N/A	N/A

* The Fund Complex consists of those funds in the following trusts: Mutual Fund & Variable Insurance Trust, Strategy Shares and TCG Financial Series Trusts I-X.
** Mr. Coloma is an "interested person" of the Trust as defined in the 1940 Act by virtue of being an officer of the Funds' previous advisor.
For the year ended June 30, 2017, the Independent Trustees received $2,000 in compensation.

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Fund at 1-800-494-2755 and from Fund documents filed with the SEC on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request. You may call toll-free 1-800-494-2755 to request a copy of the SAI or to make shareholder inquiries.

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Investment Advisor

Catalyst Capital Advisors, LLC
36 New York Avenue, Floor 2
Huntington, NY 11743

Independent Registered Public Accounting Firm

Sanville & Company
1514 Old York Road
Abington, PA 19001

Legal Counsel

Thompson Hine LLP
41 S. High Street
Columbus, OH 43215

Custodian

The Huntington Bank, N.A.
41 South High Street
Columbus, OH 43219

Transfer Agent, Fund Accountant and Fund Administrator

Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)
Audit Fees

FY 2017	$ 4,000
FY 2016	$ 2,000

(b)

Audit-Related Fees

	Registrant
FY 2017	$ 0
FY 2016	$ 0
Nature of the fees:	N/A

(c)
Tax Fees

	Registrant
FY 2017	$ 1,000
FY 2016	$ 500
Nature of the fees:	Preparation of tax return and excise tax return.

(d)
All Other Fees

	Registrant
FY 2017	$ 0
FY 2016	$ 0
Nature of the fees:	N/A

(e)
(1)
Audit Committee's Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) **Percentages of Services Approved by the Audit Committee**

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee.

(f)
During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant
FY 2017	$ 1,000
FY 2016	$ 500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this

report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust X

By /s/ Jorge H. Coloma
Jorge H. Coloma
President and Trustee

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jorge H. Coloma
Jorge H. Coloma
President and Trustee

Date: September 6, 2017

By /s/ Bob Anastasi
Bob Anastasi

Treasurer

Date: September 6, 2017